RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2024
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE  4. RECENT ACCOUNTING PRONOUNCEMENTS

To date, there have been no recent accounting pronouncements not yet effective that have significance, or potential significance, to our Consolidated Financial Statements.